Taxation	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Taxation

7	Taxation

	2023 £’000	2022 £’000	2021 £’000
Current tax credit
Current tax credited to the income statement	407	825	646
Adjustment in respect of prior year	(1)	7	–
Current tax credit	406	832	646
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	406	832	646

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2023 £’000	2022 £’000	2021 £’000
Loss before tax	(7,485)	(8,488)	(6,106)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 23.52% (2021: 19%; 2020: 19%)	(1,764)	(1,613)	(1,160)
Expenses not deductible for tax purposes	408	392	75
Income not taxable	(5)	(4)	(2)
Adjustment in respect of prior period	1	(7)	–
Effect of R&D relief	26	(357)	(280)
Deferred tax not recognised	928	757	721
Total tax credited to the income statement	(406)	(832)	(646)

The taxation credit arises on the enhanced research and development tax credits accrued for the respective periods.